UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2008 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21862

Banc of America Funds Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	10/31/2008

Date of reporting period:	1/31/2008

Item 1.    Schedule of Investments

INVESTMENT PORTFOLIO
January 31, 2008 (Unaudited)	Banc of America Retirement 2005 Portfolio

		Shares	Value ($)*
Investment Companies(a) – 99.8%
	Columbia Acorn International, Class Z	68	2,666
	Columbia Cash Reserves, Capital Class Shares	23,498	23,498
	Columbia High Income Fund, Class Z	3,017	25,251
	Columbia Large Cap Enhanced Core Fund, Class Z	21,212	284,659
	Columbia Large Cap Value Fund, Class Z	3,908	50,451
	Columbia Marsico Focused Equities Fund, Class Z	2,591	59,050
	Columbia Mid Cap Growth Fund, Class Z	1,981	47,083
	Columbia Mid Cap Value Fund, Class Z	2,754	37,405
	Columbia Multi-Advisor International Equity Fund, Class Z	7,937	126,998
	Columbia Short Term Bond Fund, Class Z	2,386	23,767
	Columbia Small Cap Growth Fund II, Class Z	1,281	14,825
	Columbia Small Cap Value Fund II, Class Z	1,279	16,183
	Columbia Total Return Bond Fund, Class Z	42,650	411,997

	Total Investment Companies (cost of $1,235,012)		1,123,833
Short-Term Obligation – 5.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/08, due 02/01/08 at 1.450%, collateralized by a U.S. Government Agency Obligation maturing 01/23/09, market value $65,000 (repurchase proceeds $63,003)	63,000	63,000

	Total Short-Term Obligation (cost of $63,000)		63,000

	Total Investments – 105.4% (cost of $1,298,012)(b)(c)		1,186,833

	Other Assets & Liabilities, Net – (5.4)%		(60,415)

	Net Assets – 100.0%		1,126,418

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underling Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

1

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,298,012.

(c)	Unrealized appreciation and depreciation at January 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$3,771	$(114,950)	$(111,179)

2

INVESTMENT PORTFOLIO
January 31, 2008 (Unaudited)	Banc of America Retirement 2010 Portfolio

		Shares	Value ($)*
Investment Companies(a) – 99.8%
	Columbia Acorn International, Class Z	289	11,424
	Columbia Cash Reserves, Capital Class Shares	31,068	31,068
	Columbia High Income Fund, Class Z	732	6,128
	Columbia Large Cap Enhanced Core Fund, Class Z	31,302	420,070
	Columbia Large Cap Value Fund, Class Z	6,337	81,815
	Columbia Marsico Focused Equities Fund, Class Z	4,142	94,394
	Columbia Mid Cap Growth Fund, Class Z	3,149	74,853
	Columbia Mid Cap Value Fund, Class Z	4,421	60,038
	Columbia Multi-Advisor International Equity Fund, Class Z	11,749	187,981
	Columbia Small Cap Growth Fund II, Class Z	2,050	23,721
	Columbia Small Cap Value Fund II, Class Z	2,113	26,729
	Columbia Total Return Bond Fund, Class Z	52,551	507,641

	Total Investment Companies (cost of $1,685,783)		1,525,862

		Par ($)
Short-Term Obligation – 4.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/08, due 02/01/08 at 1.450%, collateralized by a U.S. Government Agency Obligation maturing 01/23/09, market value $70,000(repurchase proceeds $64,003)	64,000	64,000

	Total Short-Term Obligation (cost of $64,000)		64,000

	Total Investments – 104.0% (cost of $1,749,783)(b)(c)		1,589,862

	Other Assets & Liabilities, Net – (4.0)%		(61,040)

	Net Assets – 100.0%		1,528,822

Notes to Investment Portfolio:

*

Security Valuation:

Investments in Underlying Funds are valued at the net asset value of each class of the respective Underling Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC, or one of its affiliates.

1

(b)	Cost for federal income tax purposes is $1,749,783.

(c)	Unrealized appreciation and depreciation at January 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$4,560	$(164,481)	$(159,921)

2

INVESTMENT PORTFOLIO
January 31, 2008 (Unaudited)	Banc of America Retirement 2015 Portfolio

		Shares	Value ($)*
Investment Companies(a) – 99.0%
	Columbia Acorn International, Class Z	649	25,609
	Columbia Cash Reserves, Capital Class Shares	42,549	42,549
	Columbia Large Cap Enhanced Core Fund, Class Z	45,130	605,646
	Columbia Large Cap Value Fund, Class Z	10,097	130,356
	Columbia Marsico Focused Equities Fund, Class Z	6,611	150,665
	Columbia Mid Cap Growth Fund, Class Z	4,724	112,299
	Columbia Mid Cap Value Fund, Class Z	6,787	92,164
	Columbia Multi-Advisor International Equity Fund, Class Z	17,126	274,010
	Columbia Small Cap Growth Fund II, Class Z	3,641	42,130
	Columbia Small Cap Value Fund II, Class Z	3,747	47,398
	Columbia Total Return Bond Fund, Class Z	61,670	595,736

	Total Investment Companies (cost of $2,307,291)		2,118,562

		Par ($)
Short-Term Obligation – 3.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/08, due 02/01/08 at 1.450%, collateralized by a U.S. Government Agency Obligation maturing 01/23/09, market value of $70,000 (repurchase proceeds $64,003)	64,000	64,000

	Total Short-Term Obligation (cost of $64,000)		64,000

	Total Investments – 102.0% (cost of $2,371,291)(b)(c)		2,182,562

	Other Assets & Liabilities, Net – (2.0)%		(42,114)

	Net Assets – 100.0%		2,140,448

Notes to Investment Portfolio:

*

Security Valuation:

Investments in Underlying Funds are valued at the net asset value of each class of the respective Underling Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a)	Mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purpoes is $2,371,291.

1

(c)	Unrealized appreciation and depreciation at January 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$10,413	$(199,142)	$(188,729)

2

INVESTMENT PORTFOLIO
January 31, 2008 (Unaudited)	Banc of America Retirement 2020 Portfolio

		Shares	Value ($)*
Investment Companies(a) – 99.7%
	Columbia Acorn International, Class Z	548	21,625
	Columbia Cash Reserves, Capital Class Shares	25,565	25,565
	Columbia Large Cap Enhanced Core Fund, Class Z	28,108	377,215
	Columbia Large Cap Value Fund, Class Z	7,144	92,235
	Columbia Marsico Focused Equities Fund, Class Z	4,532	103,286
	Columbia Mid Cap Growth Fund, Class Z	3,282	78,017
	Columbia Mid Cap Value Fund, Class Z	4,891	66,415
	Columbia Multi-Advisor International Equity Fund, Class Z	11,035	176,558
	Columbia Small Cap Growth Fund II, Class Z	2,838	32,832
	Columbia Small Cap Value Fund II, Class Z	2,961	37,459
	Columbia Total Return Bond Fund, Class Z	30,399	293,657

	Total Investment Companies (cost of $1,464,465)		1,304,864

		Par ($)
Short-Term Obligation – 5.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/08, due 02/01/08 at 1.450%, collateralized by a U.S. Government Agency Obligation maturing 01/23/09, market value of $70,000. (repurchase proceeds $65,003)	65,000	65,000

	Total Short-Term Obligation (cost of $65,000)		65,000

	Total Investments – 104.7% (cost of $1,529,465)(b)(c)		1,369,864

	Other Assets & Liabilities, Net – (4.7)%		(61,933)

	Net Assets – 100.0%		1,307,931

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC, or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,529,465.

1

(c)	Unrealized appreciation and depreciation at January 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$3,127	$(162,728)	$(159,601)

2

INVESTMENT PORTFOLIO
January 31, 2008 (Unaudited)	Banc of America Retirement 2025 Portfolio

		Shares	Value ($)*
Investment Companies (a) – 98.1%
	Columbia Acorn International, Class Z	950	37,483
	Columbia Cash Reserves, Capital Class Shares	34,582	34,582
	Columbia Large Cap Enhanced Core Fund, Class Z	38,195	512,572
	Columbia Large Cap Value Fund, Class Z	10,567	136,424
	Columbia Marsico Focused Equities Fund, Class Z	6,754	153,916
	Columbia Mid Cap Growth Fund, Class Z	4,685	111,361
	Columbia Mid Cap Value Fund, Class Z	6,947	94,344
	Columbia Multi-Advisor International Equity Fund, Class Z	15,339	245,432
	Columbia Small Cap Growth Fund II, Class Z	3,667	42,427
	Columbia Small Cap Value Fund II, Class Z	4,675	59,141
	Columbia Total Return Bond Fund, Class Z	32,291	311,927

	Total Investment Companies (cost of $1,905,277)		1,739,609

		Par ($)
Short-Term Obligation – 3.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/08, due 02/01/08 at 1.450%, collateralized by a U.S. Government Agency Obligation maturing 01/23/09, market value $65,000 (repurchase proceeds $63,003)	63,000	63,000

	Total Short-Term Obligation (cost of $63,000)		63,000

	Total Investments – 101.7% (cost of $1,968,277)(b)(c)		1,802,609

	Other Assets & Liabilities, Net – (1.7)%		(30,165)

	Net Assets – 100.0%		1,772,444

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underling Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,968,277.

1

(c)	Unrealized appreciation and depreciation at January 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$11,898	$(177,566)	$(165,668)

2

INVESTMENT PORTFOLIO
January 31, 2008 (Unaudited)	Banc of America Retirement 2030 Portfolio

		Shares	Value ($)*
Investment Companies(a) – 99.8%
	Columbia Acorn International, Class Z	1,177	46,464
	Columbia Cash Reserves, Capital Class Shares	33,947	33,947
	Columbia Large Cap Enhanced Core Fund, Class Z	38,854	521,417
	Columbia Large Cap Value Fund, Class Z	11,599	149,746
	Columbia Marsico Focused Equities Fund, Class Z	7,268	165,631
	Columbia Mid Cap Growth Fund, Class Z	4,882	116,041
	Columbia Mid Cap Value Fund, Class Z	7,306	99,219
	Columbia Multi-Advisor International Equity Fund, Class Z	15,716	251,455
	Columbia Small Cap Growth Fund II, Class Z	3,694	42,743
	Columbia Small Cap Value Fund II, Class Z	5,103	64,555
	Columbia Total Return Bond Fund, Class Z	22,795	220,202

	Total Investment Companies (cost of $1,925,202)		1,711,420

		Par ($)
Short-Term Obligation – 3.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/08, at 1.450%, due 02/01/08, collateralized by a U.S. Treasury Obligation maturing 01/23/09, market value $70,000 (repurchase proceeds $64,003)	64,000	64,000

	Total Short-Term Obligation (cost of $64,000)		64,000

	Total Investments – 103.6% (cost of $1,989,202)(b)(c)		1,775,420

	Other Assets & Liabilities, Net – (3.6)%		(60,912)

	Net Assets – 100.0%		1,714,508

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC, or one of its affiliates.

1

(b)	Cost for federal income tax purposes is $1,989,202.

(c)	Unrealized appreciation and depreciation at January 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$4,705	$(218,487)	$(213,782)

2

INVESTMENT PORTFOLIO
January 31, 2008 (Unaudited)	Banc of America Retirement 2035 Portfolio

		Shares	Value ($)*
Investment Companies (a) – 99.9%
	Columbia Acorn International, Class Z	1,562	61,670
	Columbia Cash Reserves, Capital Class Shares	37,676	37,676
	Columbia Large Cap Enhanced Core Fund, Class Z	42,190	566,196
	Columbia Large Cap Value Fund, Class Z	14,213	183,487
	Columbia Marsico Focused Equities Fund, Class Z	8,910	203,048
	Columbia Mid Cap Growth Fund, Class Z	5,963	141,738
	Columbia Mid Cap Value Fund, Class Z	9,066	123,116
	Columbia Multi-Advisor International Equity Fund, Class Z	17,676	282,814
	Columbia Small Cap Growth Fund II, Class Z	4,920	56,922
	Columbia Small Cap Value Fund II, Class Z	6,583	83,273
	Columbia Total Return Bond Fund, Class Z	15,585	150,550

	Total Investment Companies (cost of $2,128,070)		1,890,490

		Par ($)
Short-Term Obligation – 3.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/08, due 02/01/08 at 1.450%, collateralized by a U.S. Government Agency Obligation maturing 01/23/09, market value $60,000 (repurchase proceeds $58,002)	58,000	58,000

	Total Short-Term Obligation (cost of $58,000)		58,000

	Total Investments – 103.0% (cost of $2,186,070)(b)(c)		1,948,490

	Other Assets & Liabilities, Net – (3.0)%		(56,511)

	Net Assets – 100.0%		1,891,979

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $2,186,070.

1

(c)	Unrealized appreciation and depreciation at January 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$5,907	$(243,487)	$(237,580)

2

INVESTMENT PORTFOLIO
January 31, 2008 (Unaudited)	Banc of America Retirement 2040 Portfolio

		Shares	Value ($)*
Investment Companies(a) – 99.6%
	Columbia Acorn International, Class Z	2,679	105,751
	Columbia Cash Reserves, Capital Class Shares	54,910	54,910
	Columbia Large Cap Enhanced Core Fund, Class Z	58,353	783,099
	Columbia Large Cap Value Fund, Class Z	23,356	301,521
	Columbia Marsico Focused Equities Fund, Class Z	14,566	331,964
	Columbia Mid Cap Growth Fund, Class Z	9,159	217,713
	Columbia Mid Cap Value Fund, Class Z	14,015	190,330
	Columbia Multi-Advisor International Equity Fund, Class Z	26,055	416,882
	Columbia Small Cap Growth Fund II, Class Z	8,640	99,959
	Columbia Small Cap Value Fund II, Class Z	10,997	139,114
	Columbia Total Return Bond Fund, Class Z	8,607	83,144

	Total Investment Companies (cost of $3,055,332)		2,724,387

		Par ($)
Short-Term Obligation – 2.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/08, due 02/01/08 at 1.450%, collateralized by a U.S. Government Agency Obligation maturing 01/23/09, market value $65,000 (repurchase proceeds $63,003)	63,000	63,000

	Total Short-Term Obligation (cost of $63,000)		63,000

	Total Investments – 101.9% (cost of $3,118,332)(b)(c)		2,787,387

	Other Assets & Liabilities, Net – (1.9)%		(51,256)

	Net Assets – 100.0%		2,736,131

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $3,118,332.

1

(c)	Unrealized appreciation and depreciation at January 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$7,724	$(338,669)	$(330,945)

2

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Banc of America Funds Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 26, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	March 26, 2008